Financial Items (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Financial Items
The detail of financial income and other items, net in 2019, 2018 and 2017 was as follows:

		2019	2018	2017
Effects of amortized cost on assets and liabilities and others, net	$	(59)	(59)	(59)
Foreign exchange results		(32)	10	(5)
Results from financial instruments, net (notes 13.2 and 16.4)		(1)	39	9
Financial income		21	18	18
Results in the sale of associates and remeasurement of previously held interest before change in control of associates (notes 4.1 and 13.1)		—	(10)	221

	$	(71)	(2)	184